Document and Entity Information	Oct. 15, 2026
Cover [Abstract]
Entity Registrant Name	AB Private Credit Investors Corp
Amendment Flag	true
Entity Central Index Key	0001634452
Document Type	8-K/A
Document Period End Date	Oct. 15, 2026
Entity Incorporation State Country Code	MD
Entity File Number	814-01196
Entity Tax Identification Number	81-2491356
Entity Address, Address Line One	405 Colorado Street
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	(512)
Local Phone Number	721-2900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (“Amendment No. 1”) amends the Current Report on Form 8-K of AB Private Credit Investors Corporation (the “Fund”) filed with the Securities and Exchange Commission on October 21, 2026 (the “Original Filing”) to add disclosure under Item 1.02 regarding the repayment and termination of the Warehouse Credit Facility (as defined below) in connection with the financing transaction described in the Original Filing. Such disclosure was inadvertently omitted from the Original Filing. Except as expressly set forth herein, this Amendment No. 1 does not amend or update any other information contained in the Original Filing, which remains unchanged. Accordingly, this Amendment No. 1 should be read in conjunction with the Original Filing.